                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2782
                      (Investment Company Act File Number)

                      Federated High Income Bond Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/04

               Date of Reporting Period: Six months ended 9/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

27TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.30	$7.68	$8.64	$9.82	$11.30	$12.10
Income From Investment Operations:
Net investment income	0.31	0.67 [2]	0.83 [3]	0.96	0.99	1.01
Net realized and unrealized gain (loss) on investments	0.49	(0.37)	(0.94)[3]	(1.15)	(1.48)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.80	0.30	(0.11)	(0.19)	(0.49)	0.20

Less Distributions:
Distribution from net investment income	(0.31)	(0.68)	(0.85)	(0.99)	(0.99)	(1.00)

Net Asset Value, End of Period	$7.79	$7.30	$7.68	$8.64	$9.82	$11.30

Total Return[4]	11.13%	4.43%	(1.17)%	(2.19)%	(4.65)%	1.94%

Ratios to Average Net Assets:

Expenses	1.20%[5]	1.23%	1.23%	1.24%	1.23%	1.19%

Net investment income	7.89%[5]	9.31%	10.37%[3]	10.33%	9.35%	8.79%

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$842,992	$817,147	$678,052	$666,546	$722,375	$829,982

Portfolio turnover	26%	43%	40%	24%	26%	28%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on average shares outstanding.

3 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share by $0.01, a decrease to the net realized and unrealized gain/loss per share by $0.01, and an increase to the ratio of net investment income to average net assets from 10.22% to 10.37%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003		2002		2001	2000	1999
Net Asset Value, Beginning of Period	$7.29	$7.68		$8.63		$9.81	$11.29	$12.09
Income From Investment Operations:
Net investment income	0.28	0.62 [2]		0.75	[3]	0.89	0.91	0.92
Net realized and unrealized gain (loss) on investments	0.49	(0.39)		(0.91	) [3]	(1.15)	(1.48)	(0.80)

TOTAL FROM INVESTMENT OPERATIONS	0.77	0.23		(0.16)		(0.26)	(0.57)	0.12

Less Distributions:
Distribution from net investment income	(0.28)	(0.62)		(0.79)		(0.92)	(0.91)	(0.92)

Net Asset Value, End of Period	$7.78	$7.29		$7.68		$8.63	$9.81	$11.29

Total Return[4]	10.72%	3.53%		(1.79)%		(2.93)%	(5.37)%	1.18%

Ratios to Average Net Assets:

Expenses	1.95%[5]	1.98%		1.98%		1.99%	1.98%	1.94%

Net investment income	7.14%[5]	8.56%		9.64%[3]		9.58%	8.60%	8.05%

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%	[7]	0.00%[7]		0.00%[7]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$988,027	$892,103	$912,370			$977,317	$1,091,630	$1,239,882

Portfolio turnover	26%	43%		40%		24%	26%	28%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on average shares outstanding.

3 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share by $0.02, a decrease to the net realized and unrealized gain/loss per share by $0.02, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.64%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002		2001	2000	1999
Net Asset Value, Beginning of Period	$7.30	$7.68	$8.63		$9.81	$11.30	$12.09
Income From Investment Operations:
Net investment income	0.28	0.62 [2]	0.75	[3]	0.89	0.92	0.92
Net realized and unrealized gain (loss) on investments	0.48	(0.38)	(0.91	) [3]	(1.15)	(1.50)	(0.79)

TOTAL FROM INVESTMENT OPERATIONS	0.76	0.24	(0.16)		(0.26)	(0.58)	0.13

Less Distributions:
Distribution from net investment income	(0.28)	(0.62)	(0.79)		(0.92)	(0.91)	(0.92)

Net Asset Value, End of Period	$7.78	$7.30	$7.68		$8.63	$9.81	$11.30

Total Return[4]	10.58%	3.66%	(1.79)%		(2.93)%	(5.46)%	1.26%

Ratios to Average Net Assets:

Expenses	1.95%[5]	1.98%	1.98%		1.99%	1.98%	1.94%

Net investment income	7.14%[5]	8.56%	9.63%[3]		9.58%	8.61%	8.05%

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]		0.00%[7]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$247,894	$202,813	$189,724		$198,871	$218,667	$230,640

Portfolio turnover	26%	43%	40%		24%	26%	28%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on average shares outstanding.

3 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share by $0.01, a decrease to the net realized and unrealized gain/loss per share by $0.01, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.63%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.8%
		Aerospace & Defense--0.9%
$5,975,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$6,617,312
5,569,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	6,153,745
2,200,000	[1]	Condor Systems, Inc., Sr. Sub. Note, (Series B), 11.875%, 5/1/2009	605,000
3,425,000	[2,3]	GenCorp, Inc., Sr. Sub. Note, 9.50%, 8/15/2013	3,510,625
2,150,000	[2,3]	TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	2,316,625

		TOTAL	19,203,307

		Automotive--3.8%
2,325,000		Accuride Corp., Sr. Sub. Note, (Series B), 9.25%, 2/1/2008	2,336,625
6,450,000	[2,3]	Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	6,998,250
9,250,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	10,013,125
4,725,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	4,636,406
5,250,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	5,525,625
18,425,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	21,119,656
8,025,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	9,108,375
12,900,000	[2,3]	TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	15,060,750
4,325,000	[2,3]	United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,519,625

		TOTAL	79,318,437

		Beverage & Tobacco--0.9%
5,600,000	[2,3]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	5,992,000
425,000		Constellation Brands, Inc., Company Guarantee, (Series B), 8.00%, 2/15/2008	463,250
5,200,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	5,616,000
1,000,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	1,080,000
3,100,000	[2,3]	Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	3,193,000
2,550,000		Dimon, Inc., Sr. Note, (Series B), 9.625%, 10/15/2011	2,843,250

		TOTAL	19,187,500

		Broadcast Radio & TV--3.0%
2,000,000	[2,3]	Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,100,000
2,975,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	3,123,750
4,100,000		Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009	4,686,587
Principal Amount			Value
		CORPORATE BONDS--continued
		Broadcast Radio & TV--continued
$1,675,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	$1,783,875
3,800,000		Muzak LLC, Sr. Note, 10.00%, 2/15/2009	3,990,000
11,250,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	11,756,250
4,150,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	4,533,875
4,800,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%, 3/15/2012	5,088,000
7,000,000	[2,3]	Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	7,262,500
7,400,000	[2,3]	Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	8,584,000
5,697,475	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	4,728,904
4,250,000	[2,3]	XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	4,632,500

		TOTAL	62,270,241

		Building & Development--2.2%
5,850,000		American Builders & Contractors Supply Co. Inc., Sr. Sub. Note, 10.625%, 5/15/2007	6,054,750
3,425,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	3,630,500
6,425,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	7,163,875
2,850,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	3,021,000
5,350,000	[2,3]	Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	5,751,250
1,975,000	[2,3]	Jacuzzi Brands, Inc., Sr. Secd. Note, 9.625%, 7/1/2010	2,063,875
3,525,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	4,063,585
6,900,000		NCI Building System, Inc., Sr. Sub. Note, (Series B), 9.25%, 5/1/2009	7,314,000
5,975,000		Nortek Holdings, Inc., Sr. Note, 9.125%, 9/1/2007	6,169,187
1,325,000	[2,3]	Shaw Group, Inc., Sr. Note, 10.75%, 3/15/2010	1,265,375

		TOTAL	46,497,397

		Business Equipment & Services--2.0%
10,475,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	11,470,125
4,350,000	[2,3]	Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	4,067,250
6,925,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	6,890,375
16,825,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	18,675,750

		TOTAL	41,103,500

		Cable Television--4.4%
2,500,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	2,581,250
1,000,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	1,000,000
5,225,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	5,342,562
Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--continued
$3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	$3,820,250
8,600,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	8,987,000
2,900,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	3,197,250
14,475,000	[4]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	7,888,875
10,625,000	[4]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	7,437,500
8,375,000	[4]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.50%, 1/15/2011	5,150,625
8,050,000	[2,3]	DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	9,116,625
16,050,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	17,915,812
7,000,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	5,888,750
4,950,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	5,655,375
6,500,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	7,223,125

		TOTAL	91,204,999

		Chemicals & Plastics--3.5%
4,650,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	5,138,250
7,000,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	7,000,000
4,500,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	5,152,500
1,850,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	1,637,250
4,000,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	2,600,000
4,350,000	[1,2]	General Chemical Industries, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	1,326,750
1,975,000	[2,3]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	2,063,875
10,550,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	10,022,500
2,925,000	[2,3]	Koppers, Inc, Sr. Secd. Note, 9.875%, 10/15/2013	3,020,062
1,425,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	1,332,375
3,650,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	3,494,875
1,150,000		Lyondell Chemical Co., Sr. Secd. Note, (Series A), 9.625%, 5/1/2007	1,101,125
12,600,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	11,403,000
1,450,000	[2,3]	Rhodia SA, Sr. Note, 7.625%, 6/1/2010	1,464,500
2,650,000	[2,3]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	2,610,250
5,500,000	[2,3,4]	Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012	3,877,500
9,800,000	[2,3,4]	Salt Holdings Corp., Sr. Sub. Disc. Note, 0/12.00%, 6/1/2013	5,929,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--continued
$7,700,000	[1,2]	Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	$2,175,250
1,375,000		Union Carbide Corp., Deb., 6.79%, 6/1/2025	1,271,875
625,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	529,687

		TOTAL	73,150,624

		Clothing & Textiles--2.1%
5,375,000	[2,3]	Broder Brothers Co., Sr. Note, 11.25%, 10/15/2010	5,495,937
6,025,000	[1,2]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	30,727
8,425,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	7,287,625
5,100,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	4,207,500
5,200,000		Levi Strauss & Co., Sr. Note, 12.25%, 12/15/2012	4,186,000
2,675,000	[2,3]	Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,808,750
6,150,000		Russell Corp., Company Guarantee, 9.25%, 5/1/2010	6,565,125
5,775,000	[2,3]	Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	6,208,125
5,725,000		William Carter Co., Sr. Sub. Note, (Series B), 10.875%, 8/15/2011	6,440,625

		TOTAL	43,230,414

		Conglomerates--2.2%
11,000,000	[2,3]	Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	11,605,000
2,825,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	2,948,594
18,500,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	18,985,625
5,275,000		Tyco International Group, Note, 5.80%, 8/1/2006	5,439,844
7,050,000		Tyco International Group, Sr. Note, 6.375%, 6/15/2005	7,323,188

		TOTAL	46,302,251

		Consumer Cyclical - Automotive--1.2%
13,875,000		General Motors Corp., Note, 7.125%, 7/15/2013	14,637,292
8,775,000		General Motors Corp., Note, 8.375%, 7/15/2033	9,273,157

		TOTAL	23,910,449

		Consumer Products--5.9%
4,250,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	4,595,312
7,825,000		American Achievement Corp., Sr. Note, (Series W.I.), 11.625%, 1/1/2007	8,568,375
9,150,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	10,533,937
2,625,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	2,611,875
5,625,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	5,709,375
3,675,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	4,079,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$6,975,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	$7,009,875
1,825,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	1,843,250
1,400,000	[1]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	17,500
2,375,000	[1]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	237
3,200,000	[2,3]	Hines Nurseries, Inc., Sr. Note, 10.25%, 10/1/2011	3,360,000
3,675,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	3,950,625
3,800,000		Jarden Corp., Sr. Sub. Note, 9.75%, 5/1/2012	4,108,750
7,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	8,533,625
7,750,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	8,602,500
7,875,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	7,638,750
1,700,000	[2,3]	Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013	1,759,500
4,050,000	[2,3]	Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	4,262,625
2,500,000		Sealy Mattress Co., Company Guarantee, 10.875%, 12/15/2007	2,587,500
3,825,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	3,901,500
2,625,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	2,670,937
3,025,000	[1,2]	Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	839,437
3,425,000	[2,3]	Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	3,724,687
5,190,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	5,553,300
9,450,000		United Industries Corp., Sr. Sub. Note, (Series D), 9.875%, 4/1/2009	9,804,375
6,975,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	6,905,250

		TOTAL	123,172,347

		Container & Glass Products--3.9%
4,975,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	5,584,437
2,375,000	[2,3]	Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	2,446,250
4,425,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	4,557,750
2,750,000		Graham Packaging Co., Sub. Note, 4.735%, 1/15/2008	2,488,750
3,500,000		Graham Packaging Holdings Co., Sr. Note, 10.75%, 1/15/2009	3,605,000
3,800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,123,000
7,675,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	7,176,125
3,725,000		Owens-Brockway Glass Container, Inc., Sr. Note, 8.25%, 5/15/2013	3,827,437
5,000,000	[2,3]	Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 7.75%, 5/15/2011	5,162,500
2,075,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	2,220,250
4,650,000		Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005	4,754,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Container & Glass Products--continued
$1,675,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	$1,637,312
10,900,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	11,199,750
5,400,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	5,913,000
1,700,000	[2,3]	Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	1,831,750
3,300,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	3,085,500
836,453	[2,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	336,672
11,050,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	10,884,250

		TOTAL	80,834,358

		Ecological Services & Equipment--1.6%
21,375,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	22,310,156
2,075,000		Allied Waste North America, Inc., Company Guarantee, (Series B), 9.25%, 9/1/2012	2,303,250
3,825,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	4,164,469
4,725,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	5,197,500

		TOTAL	33,975,375

		Farming & Agriculture--0.2%
3,225,000	[2,3]	Seminis Vegetable Seeds, Inc., Sr. Sub. Note, 10.25%, 10/1/2013	3,450,750

		Food & Drug Retailers--0.1%
2,375,000		Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004	1,929,687

		Food Products--4.7%
9,500,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	10,117,500
7,525,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	9,067,625
4,225,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	4,372,875
9,725,000		Del Monte Corp., Company Guarantee, (Series B), 9.25%, 5/15/2011	10,746,125
2,200,000	[2,3]	Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	2,409,000
4,475,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	4,508,562
4,225,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	4,531,312
1,725,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	1,854,375
7,025,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	4,812,125
8,125,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	6,784,375
4,825,000		Michael Foods, Inc., Sr. Sub. Note, (Series B), 11.75%, 4/1/2011	5,645,250
3,675,000	[2,3]	National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	4,005,750
6,225,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	1,711,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Food Products--continued
$6,000,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	$6,450,000
6,050,000	[2,3]	Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	6,413,000
4,575,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	4,963,875
3,050,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	3,156,750
3,175,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	3,524,250
2,150,000	[2,3]	Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	2,397,250

		TOTAL	97,471,874

		Food Services--0.8%
5,200,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	2,964,000
3,425,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	3,544,875
8,250,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	8,404,687
1,975,000	[2,3]	Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	2,108,312

		TOTAL	17,021,874

		Forest Products--3.1%
12,750,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	13,196,250
9,525,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	10,001,250
9,925,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	11,116,000
2,950,000	[2,3]	Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	3,259,750
1,550,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	1,581,000
4,775,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	5,025,687
7,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	8,085,000
3,641,130		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	4,032,551
6,700,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	7,303,000

		TOTAL	63,600,488

		Gaming--6.9%
2,225,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	2,308,438
7,250,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	7,884,375
5,575,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	5,965,250
2,725,000		Harrah's Operations, Inc., Company Guarantee, 7.875%, 12/15/2005	2,963,438
4,150,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	4,513,125
2,250,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%, 4/15/2009	2,390,625
1,975,000		MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010	2,226,813
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$6,050,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	$6,685,250
18,075,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	20,515,125
4,425,000		MTR Gaming Group, Inc., Company Guarantee, (Series B), 9.75%, 4/1/2010	4,668,375
3,125,000	[2,3]	Majestic Star Casino LLC, Sr. Secd. Note, 9.50%, 10/15/2010	3,234,375
11,450,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	13,110,250
7,225,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	8,272,625
5,850,000	[2,3]	Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	5,908,500
2,500,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%, 4/1/2012	2,706,250
1,650,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%, 7/1/2011	1,798,500
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	10,212,500
8,375,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	9,086,875
5,475,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	6,159,375
2,050,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	2,214,000
6,475,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	7,057,750
6,850,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	7,826,125
4,100,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	4,684,250

		TOTAL	142,392,189

		Healthcare--4.0%
1,425,000		Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011	1,439,250
5,625,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	6,046,875
2,500,000	[2,3]	Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	2,631,250
1,000,000	[2,3]	Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	1,050,000
8,150,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	9,465,736
1,900,000		HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	2,005,906
10,525,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	11,677,803
1,875,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	2,104,688
9,350,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	10,448,625
3,815,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	3,032,925
2,275,000	[2,3]	Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%, 5/15/2013	2,331,875
3,450,000	[2,3]	Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	3,588,000
4,750,000		Manor Care, Inc., Sr. Note, 7.50%, 6/15/2006	5,165,530
Principal Amount			Value
		CORPORATE BONDS--continued
		Healthcare--continued
$3,000,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	$3,217,500
3,300,000		Tenet Healthcare Corp., Sr. Note, 5.375%, 11/15/2006	3,275,250
5,325,000		Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011	5,112,000
10,280,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	11,025,300

		TOTAL	83,618,513

		Hotels, Motels & Inns--3.3%
5,150,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	5,124,250
1,600,000		Felcor Lodging LP, Company Guarantee, 9.00%, 6/1/2011	1,710,000
2,100,000		Felcor Lodging LP, Company Guarantee, 10.00%, 9/15/2008	2,268,000
10,325,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	11,047,750
6,050,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	6,246,625
8,050,000		HMH Properties, Inc., Sr. Note, (Series C), 8.45%, 12/1/2008	8,372,000
4,050,000		Hilton Hotels Corp., Note, 7.625%, 5/15/2008	4,419,563
5,625,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	6,300,000
1,550,000		MeriStar Hospitality Corp., Company Guarantee, 9.00%, 1/15/2008	1,623,625
1,150,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	1,204,625
2,700,000		MeriStar Hospitality Corp., Company Guarantee, 10.50%, 6/15/2009	2,929,500
11,900,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 5/1/2012	13,030,500
2,000,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	2,152,500
1,700,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	1,802,850

		TOTAL	68,231,788

		Industrial Products & Equipment--3.3%
4,075,000	[2,3]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,390,813
6,650,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	6,799,625
3,545,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	1,081,225
7,025,000	[2,3]	Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	7,306,000
2,225,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	2,458,625
7,625,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	8,006,250
11,400,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	6,669,000
6,022,000	[1,2]	Neenah Corp., Sr. Sec. Note, 11.00%, 10/1/2010	5,520,367
100,000	[1,2]	Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	56,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--continued
$11,050,000	[1,2]	Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	$6,243,250
3,000,000	[1,2]	Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	1,695,000
6,150,000	[2,3]	Norcross Safety Products, Sr. Sub. Note, 9.875%, 8/15/2011	6,488,250
6,800,000		Rexnord Corp. Company Guarantee, 10.125, 12/15/2012	7,514,000
4,525,000		WESCO Distribution, Inc., Company Guarantee, 9.125%, 6/1/2008	4,502,375

		TOTAL	68,731,280

		Leisure & Entertainment--2.8%
3,850,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.50%, 3/15/2009	4,018,438
6,025,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	6,612,438
5,650,000	[2,3]	AMF Bowling Worldwide, Inc., Sr. Sub. Note, 13.00%, 2/28/2008	6,356,250
3,225,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	3,458,813
6,200,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	6,851,000
5,900,000		Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007	5,855,750
6,625,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	7,486,250
4,575,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	4,849,500
10,450,000	[2,3]	Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	11,730,125

		TOTAL	57,218,564

		Machinery & Equipment--2.7%
9,250,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	10,036,250
5,425,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	6,103,125
5,075,000		Case Corp., Unsecd. Note, 7.25%, 8/1/2005	5,201,875
1,675,000	[2,3]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	1,800,625
6,250,000	[2,3]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	6,718,750
8,375,000	[1,2]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	838
1,000,000	[2,3]	Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	1,067,500
8,100,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	7,128,000
6,350,000	[1,2]	Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	1,920,875
1,900,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	1,976,000
1,675,000		United Rentals, Inc., Company Guarantee, (Series B), 9.00%, 4/1/2009	1,733,625
11,350,000		United Rentals, Inc., Company Guarantee, (Series B), 10.75%, 4/15/2008	12,655,250

		TOTAL	56,342,713

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--3.4%
$6,175,000	[2,3]	CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	$7,008,625
5,500,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	5,967,500
9,250,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	9,180,625
2,900,000		Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011	3,052,250
7,150,000	[2,3]	El Paso Production Holding Co., Sr. Note, 7.75%, 6/1/2013	6,864,000
7,050,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	7,085,250
3,275,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	3,553,375
3,250,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375% 5/1/2009	3,542,500
9,060,000		Pogo Producing Co., Sr. Sub. Note, (Series B), 10.375%, 2/15/2009	9,784,800
6,450,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	6,966,000
6,575,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	6,575,000
1,200,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	1,233,000
700,000		Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%, 7/1/2008	686,000

		TOTAL	71,498,925

		Printing & Publishing--4.3%
8,400,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	7,896,000
550,000	[2,3]	Advanstar Communications, Sr. 2nd Priority Note, 10.75%, 8/15/2010	569,250
1,225,000	[2,3]	Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,267,875
3,475,000	[4]	Advanstar, Inc., Company Guarantee, (Series B), 0/15.00%, 10/15/2011	2,128,438
7,175,000		American Media Operations, Inc., Company Guarantee, (Series B), 10.25%, 5/1/2009	7,713,125
550,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	589,875
4,550,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	4,857,125
12,800,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	15,456,000
8,650,000	[2,3]	Dex Media West LLC, Sr. Sub. Note, 9.875%, 8/15/2013	9,742,063
3,800,000		Primedia, Inc., Sr. Note, 7.625%, 4/1/2008	3,800,000
1,000,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	1,040,000
7,725,000	[2,3]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	9,115,500
12,950,000		Vertis, Inc., Sr. Note, (Series B), 10.875%, 6/15/2009	13,403,250
1,300,000	[2,3]	Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	1,387,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--continued
$5,866,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	$5,250,070
3,218,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	3,700,700
1,294,332		Ziff Davis Media, Inc., Company Guarantee, (Series B), 12.00%, 8/12/2009	660,109

		TOTAL	88,577,130

		Real Estate--0.1%
1,600,000	[2,3]	CBRE Escrow, Inc., Sr. Note, 9.75%, 5/15/2010	1,736,000

		Retailers--2.4%
4,875,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	5,350,313
3,925,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	4,356,750
2,700,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	2,929,500
14,258,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	16,182,830
5,025,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	4,635,563
3,100,000	[2,3]	Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	3,309,250
5,950,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	6,664,000
5,125,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	5,611,875

		TOTAL	49,040,081

		Services--0.6%
1,650,000		Coinmach Corp., Sr. Note, 9.00%, 2/1/2010	1,765,500
5,375,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	5,106,250
5,850,000		The Brickman Group Ltd., Sr. Sub. Note, (Series B), 11.75%, 12/15/2009	6,610,500

		TOTAL	13,482,250

		Steel--0.5%
1,167,059		Republic Engineered Products, Sr. Secd. Note, 10.00%, 8/16/2009	309,271
6,200,000	[1]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	77,500
5,100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	5,023,500
5,800,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	5,974,000

		TOTAL	11,384,271

		Surface Transportation--1.0%
7,100,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	6,638,500
6,975,000	[1]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
5,400,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	5,562,000
7,650,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	8,357,625
4,400,000	[1]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	154,000

		TOTAL	20,712,125

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--1.2%
$4,775,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	$5,395,750
3,350,000	[2,3]	Cooperative Computing, Inc., Sr. Note, 10.50%, 6/15/2011	3,634,750
7,150,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	7,722,000
5,825,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	6,436,625
2,600,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	2,697,500

		TOTAL	25,886,625

		Telecommunications & Cellular--7.4%
7,925,000	[4]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	6,280,563
3,500,000	[2,3]	Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	3,570,000
3,675,000		Alaska Communications Systems Holdings, Inc., Sr. Sub. Note, 9.375%, 5/15/2009	3,463,688
8,075,000	[2,3]	American Cellular Corp., Sr. Note, 10.00%, 8/1/2011	8,700,813
5,400,000	[2,3]	Cincinnati Bell, Inc., Sr. Note, 7.25%, 7/15/2013	5,485,050
3,575,000	[2,3]	Dobson Communications Corp., Sr. Note, 8.875%, 10/1/2013	3,610,750
3,175,000	[2,3]	Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	3,429,000
29,900,000		NEXTEL Communications, Inc., Sr. Disc. Note, 9.95%, 2/15/2008	31,619,250
3,850,000	[2,3]	NEXTEL Partners, Inc., Sr. Note, 8.125%, 7/1/2011	3,763,375
375,000		NEXTEL Partners, Inc., Sr. Note, 11.00%, 3/15/2010	412,500
3,400,000		NEXTEL Partners, Inc., Sr. Note, 12.50%, 11/15/2009	3,901,500
1,000,000		Qwest Communications International, Inc., Note, 6.125%, 11/15/2005	1,015,000
20,175,000	[2,3]	Qwest Communications International, Inc., Note, 8.875%, 3/15/2012	22,394,250
3,075,000		Qwest Communications International, Inc., Sr. Note, (Series B), 7.50%, 11/1/2008	2,967,375
32,475,000	[2,3]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	37,995,750
7,550,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	7,757,625
6,225,000		Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	6,707,438

		TOTAL	153,073,927

		Utilities--6.4%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,670,125
4,675,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	4,663,313
4,150,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	4,243,375
8,075,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	8,418,188
8,585,042		Caithness Coso Funding Corp., Sr. Secd. Note, (Series B), 9.05%, 12/15/2009	9,185,995
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utilities--continued
$13,250,000		Calpine Corp., Note, 8.50%, 2/15/2011	$9,390,938
1,525,000		El Paso Corp., Note, 6.75%, 5/15/2009	1,265,750
7,950,000		El Paso Corp., Note, 6.95%, 12/15/2007	7,035,750
12,725,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	9,480,125
10,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	8,242,875
200,000		El Paso Energy Partners LP, Sr. Sub. Note, 8.50%, 6/1/2011	216,500
1,725,000		GulfTerra Energy Partners LP, Company Guarantee, 10.625%, 12/1/2012	2,026,875
9,450,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	11,245,500
2,700,000	[2,3]	P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008	2,863,863
1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	1,632,800
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	8,724,375
3,625,000	[2,3]	Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	3,298,750
4,325,000	[2,3]	Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	3,914,125
2,975,000	[2,3]	Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	2,989,875
4,150,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,056,625
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,872,000
525,000		Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011	542,063
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,606,875
9,025,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	8,438,375
8,125,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	7,739,063
4,000,000		Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010	4,260,000

		TOTAL	132,024,098

		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,980,404,681)	2,010,786,351

		COMMON STOCKS--0.1%
16,831	[1]	AMF Bowling Worldwide, Inc.	427,507
746	[1]	CVC Claims Litigation LLC	0
7,500	[1]	Medianews Group, Inc.	938,437
1,750	[1]	Motels of America, Inc.	0
20,944	[1]	NTL, Inc.	986,881
237,797	[1]	Royal Oak Mines, Inc.	1,427
107,000	[1]	Russell Stanley Holdings, Inc.	1,070
46	[1]	Sullivan Graphics, Inc.	0
48,346	[1]	Viatel Holding (Bermuda) Ltd.	142,621

		TOTAL COMMON STOCKS (IDENTIFIED COST $38,842,340)	2,497,943

Shares			Value
		WARRANTS--0.0%
3,475	[1]	Advanstar, Inc.	$35
38,694	[1]	AMF Bowling Worldwide, Inc.	126,723
39,605	[1]	AMF Bowling Worldwide, Inc.	253,472
190,287	[1]	McLeodUSA, Inc.	98,949
3,250	[1]	MDP Acquisitions PLC	21,938
1,718,752	[1]	Neenah Corp.	0
4,800	[1]	Pliant Corp.	840
6,200	[1]	Republic Technologies International, Inc.	62
6,750	[1]	XM Satellite Radio, Inc.	87,750
66,000	[1]	Ziff Davis Media, Inc.	660

		TOTAL WARRANTS (IDENTIFIED COST $3,628,126)	590,429

		PREFERRED STOCKS--0.5%
		Healthcare--0.0%
30,153		River Holding Corp., Sr. Exchangeable PIK, Quarterly Dividend	302

		Printing & Publishing--0.5%
76,525		Primedia, Inc., Exchangeable Pfd. Stock, (Series G), $2.16, Quarterly Dividend	6,963,775
44,050		Primedia, Inc., Pfd., $9.20 Quarterly Dividend	4,085,638
360	[1]	Ziff Davis Media, Inc., PIK Pfd., (Series E-1)	4

		TOTAL	11,049,417

		Telecommunications & Cellular--0.0%
85,872	[1]	McLeodUSA, Inc., Conv. Pfd., (Series A)	608,832

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $32,632,846)	11,658,551

Shares			Value
		MUTUAL FUND--0.5%
10,413,928	[5]	Prime Value Obligations Fund, Class IS (at net asset value)	$10,413,928

		TOTAL INVESTMENTS--97.9% (IDENTIFIED COST $2,065,921,921)[6]	2,035,947,202

		OTHER ASSETS AND LIABILITIES -- NET--2.1%	42,965,380

		TOTAL NET ASSETS--100%	$2,078,912,582

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2003, these securities amounted to $409,507,016 which represents 19.7% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $389,698,022 and representing 18.7% of total net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated company.

6 The cost of investments for federal tax purposes is $2,063,538,493.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $10,413,928 of investments in affiliated issuers (identified cost $2,065,921,921)		$2,035,947,202
Cash		475
Income receivable		48,398,854
Receivable for investments sold		4,043,415
Receivable for shares sold		4,801,525
Prepaid expenses		147,351

TOTAL ASSETS		2,093,338,822

Liabilities:
Payable for investments purchased	$7,890,125
Payable for shares redeemed	5,284,269
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	58,888
Payable for portfolio accounting fees (Note 5)	14,555
Payable for distribution services fee (Note 5)	753,704
Payable for shareholder services fee (Note 5)	424,699

TOTAL LIABILITIES		14,426,240

Net assets for 267,004,032 shares outstanding		$2,078,912,582

Net Assets Consist of:
Paid in capital		$2,846,718,677
Net unrealized depreciation of investments		(29,974,719)
Accumulated net realized loss on investments		(733,363,464)
Distributions in excess of net investment income		(4,467,912)

TOTAL NET ASSETS		$2,078,912,582

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($842,991,535 ÷ 108,209,256 shares outstanding)		$7.79

Offering price per share (100/95.50 of $7.79)[1]		$8.16

Redemption proceeds per share		$7.79

Class B Shares:
Net asset value per share ($988,026,838 ÷ 126,950,944 shares outstanding)		$7.78

Offering price per share		$7.78

Redemption proceeds per share (94.50/100 of $7.78)[1]		$7.35

Class C Shares:
Net asset value per share ($247,894,209 ÷ 31,843,832 shares outstanding)		$7.78

Offering price per share (100/99.00 of $7.78)[1]		$7.86

Redemption proceeds per share (99.00/100 of $7.78)[1]		$7.70

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2003 (unaudited)

Investment Income:
Interest		$91,665,780
Dividends (including $243,873 received from affiliated issuer)		1,415,019

TOTAL INCOME		93,080,799

Expenses:
Investment adviser fee (Note 5)	$7,682,016
Administrative personnel and services fee (Note 5)	770,250
Custodian fees	44,518
Transfer and dividend disbursing agent fees and expenses (Note 5)	904,248
Directors'/Trustees' fees	10,015
Auditing fees	8,922
Legal fees	4,680
Portfolio accounting fees (Note 5)	107,124
Distribution services fee--Class B Shares (Note 5)	3,611,807
Distribution services fee--Class C Shares (Note 5)	878,160
Shareholder services fee--Class A Shares (Note 5)	1,064,016
Shareholder services fee--Class B Shares (Note 5)	1,203,936
Shareholder services fee--Class C Shares (Note 5)	292,720
Share registration costs	63,481
Printing and postage	79,207
Insurance premiums	1,659
Taxes	47,666
Miscellaneous	7,186

TOTAL EXPENSES	16,781,611

Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(1,966)

Net expenses		16,779,645

Net investment income		76,301,154

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(30,662,956)
Net change in unrealized depreciation of investments		163,880,879

Net realized and unrealized gain on investments		133,217,923

Change in net assets resulting from operations		$209,519,077

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2003	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$76,301,154	$149,637,854
Net realized loss on investments	(30,662,956)	(295,430,625)
Net change in unrealized appreciation/depreciation of investments	163,880,879	215,063,730

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	209,519,077	69,270,959

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(34,425,526)	(62,254,519)
Class B Shares	(35,201,356)	(73,090,242)
Class C Shares	(8,571,199)	(15,642,439)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(78,198,081)	(150,987,200)

Share Transactions:
Proceeds from sale of shares	617,753,893	865,076,092
Net asset value of shares issued to shareholders in payment of distributions declared	43,417,759	80,657,338
Cost of shares redeemed	(625,643,280)	(732,100,303)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	35,528,372	213,633,127

Change in net assets	166,849,368	131,916,886

Net Assets:
Beginning of period	1,912,063,214	1,780,146,328

End of period (including distributions in excess of net investment income of $(4,467,912) and $(2,570,985), respectively)	$2,078,912,582	$1,912,063,214

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at September 30, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/22/1996-03/20/1997	$8,651,625

Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	08/20/1997-10/20/1997	6,098,813

General Chemical Industries, Inc., Sr. Sub Note, 10.625%, 5/1/2009	06/03/1999-02/24/2000	4,243,875

Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	06/15/2000-09/25/2001	4,202,188

Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	05/12/1999-08/30/2000	3,036,688

Neenah Corp., Sr. Sec. Note, 11.00%, 10/1/2010	09/24/2003	5,520,367

Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	09/10/2003	54,250

Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	04/23/1997-09/16/2003	9,529,125

Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	11/19/1998-06/18/1999	3,007,188

Texas Petrochemicals Corp., Sr. Sub Note, 11.125%, 7/1/2006	03/09/1999-05/10/2001	7,355,625

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	4,000,000,000
Class B Shares	2,000,000,000
Class C Shares	4,000,000,000
TOTAL	10,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	54,784,920	$415,837,190	77,594,982	$552,886,174
Shares issued to shareholders in payment of distributions declared	2,819,587	21,353,280	5,392,723	38,571,889
Shares redeemed	(61,302,839)	(467,335,164)	(59,320,627)	(425,286,457)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,698,332)	$(30,144,694)	23,667,078	$166,171,606

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,978,456	$144,168,720	34,357,210	$246,825,882
Shares issued to shareholders in payment of distributions declared	2,300,387	17,411,178	4,754,056	34,017,263
Shares redeemed	(16,628,113)	(126,521,634)	(35,645,566)	(255,704,275)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,650,730	$35,058,264	3,465,700	$25,138,870

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,613,208	$57,747,983	9,085,790	$65,364,036
Shares issued to shareholders in payment of distributions declared	614,385	4,653,301	1,127,146	8,068,186
Shares redeemed	(4,178,356)	(31,786,482)	(7,124,054)	(51,109,571)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,049,237	$30,614,802	3,088,882	$22,322,651

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,001,635	$35,528,372	30,221,660	$213,633,127

4. FEDERAL TAX INFORMATION

At September 30, 2003, the cost of investments for federal tax purposes was $2,063,538,493. The net unrealized depreciation of investments for federal tax purposes was $27,591,291. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $135,505,712 and net unrealized depreciation from investments for those securities having an excess of cost over value of $163,097,003.

At March 31, 2003, the Fund had a capital loss carryforward of $605,886,632 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,781,576

2009	$ 54,885,122

2010	$245,607,631

2011	$297,612,303

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $243,873 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2003, FSC retained $239,123 in sales charges from the sale of Class A Shares. FSC also retained $42,140 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2003, were as follows:

Purchases	$591,796,754

Sales	$507,334,533

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110103 (11/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 19, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003